Share-based Compensation Expense - Share-based Compensation Allocation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	$ 3,337	$ 1,502	$ 8,599	$ 2,112
Research and development
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	1,831	556	4,802	(238)
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	$ 1,506	$ 946	$ 3,797	$ 2,350